ACCOUNTS RECEIVABLE, NET (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Notes And Loans Receivable [Line Items]
Less: allowances	¥ (3,532,016)	$ (497,474)	¥ (8,840,708)	$ (1,245,188)	¥ (3,763,286)
Accounts Receivable, after Allowance for Credit Loss, Current, Total	123,887,879	17,449,243	134,916,930
Receivables from franchise and managed hotels
Accounts Notes And Loans Receivable [Line Items]
Accounts receivable before allowances	82,023,109	11,552,713	84,191,516
Receivables from third-party merchandisers for sublease rental
Accounts Notes And Loans Receivable [Line Items]
Accounts receivable before allowances	23,923,294	3,369,526	9,911,179
Receivable from individual and corporate customers and travel agents
Accounts Notes And Loans Receivable [Line Items]
Accounts receivable before allowances	13,872,840	1,953,949	36,180,399
Receivables from distributors, supermarkets and franchise and managed restaurants
Accounts Notes And Loans Receivable [Line Items]
Accounts receivable before allowances	¥ 7,600,652	$ 1,070,529	¥ 13,474,544